Benefit Plans (Schedule Of Expected Benefit Payments) (FY) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Entity Information [Line Items]
2016	$ 37,997
2017	38,794
2018	39,665
2019	40,085
2020	41,477
2021 through 2025 (in total)	200,574
Indianapolis Power And Light Company
Entity Information [Line Items]
2016	37,997
2017	38,794
2018	39,665
2019	40,085
2020	41,477
2021 through 2025 (in total)	$ 200,574